UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21980

ALPINE GLOBAL DYNAMIC DIVIDEND FUND
(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York		10577
(Address of principal executive offices)		(Zip code)

Alpine Woods Capital Investors, LLC 2500 Westchester Avenue, Suite 215 Purchase, New York 10577
(Name and address of agent for service)

Copies of information to:

Thomas R. Westle, Esq. Blank Rome LLP 405 Lexington Ave New York, NY 10174

Registrant's telephone number, including area code:		914-251-0880

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2007

Item 1 – Schedule of Investments.

SCHEDULE OF PORTFOLIO INVESTMENTS

Alpine Global Dynamic Dividend Fund

July 31, 2007 (Unaudited)

DESCRIPTION	SHARES	VALUE
COMMON STOCKS (95.7%)
Australia (11.1%)
ABC Learning Centres Ltd.	800,000	$4,745,347
Babcock & Brown Wind Partners	4,500,000	7,382,645
Boart Longyear Group *	3,300,000	6,552,976
Brambles Ltd. *	500,000	4,721,483
Cochlear Ltd.	50,000	2,633,463
Dyno Nobel Ltd.	1,000,000	1,832,345
Emeco Holdings Ltd.	2,000,000	2,590,850
Macquarie Bank Ltd.	43,000	3,023,369
Macquarie Capital Alliance Group *	1,260,556	4,501,372
Macquarie Media Group Ltd.	1,500,000	5,842,197
Monadelphous Group Ltd.	350,000	4,891,934
Ramsay Health Care Ltd.	400,000	3,647,644
Transfield Services Ltd.	640,000	6,179,859
		58,545,484
Bermuda (2.0%)
Aircastle Ltd.	90,800	2,977,332
Dockwise Ltd. * (1)	1,496,000	6,800,292
Ship Finance International Ltd.	33,100	925,145
		10,702,769
Denmark (3.9%)
FLSmidth & Co. AS	60,000	5,372,904
GN Store Nord *	400,000	4,780,818
NKT Holding AS	96,800	10,430,420
		20,584,142
Finland (3.8%)
Konecranes Oyj.	66,000	2,713,467
Metso Oyj.	150,000	9,645,510
Stockmann Oyj.	55,060	2,543,166
Wartsila Oyj.	76,500	5,400,665
		20,302,808
France (1.9%)
LVMH Moet Hennessy Louis Vuitton SA	90,000	10,190,584

Germany (5.1%)
AWD Holding AG	99,255	3,904,149
Balda AG *	360,000	4,280,144
Freenet AG	290,000	6,991,011
Fresenius Medical Care AG & Co.	150,000	7,108,946
Tognum AG *	150,000	4,966,412
		27,250,662
Ireland (2.3%)
Anglo Irish Bank Corp. PLC	400,000	7,497,503
C&C Group PLC	350,000	2,873,131
FBD Holdings PLC	53,000	1,950,582
		12,321,216
Italy (2.0%)
Banca Italease S.p.A	100,000	2,096,017
ENI S.p.A.	150,000	5,290,665
Intesa Sanpaolo S.p.A.	400,000	3,056,464
		10,443,146
Malta (1.1%)
Unibet Group PLC	163,200	5,958,414

Netherlands (2.2%)
Beter Bed Holdings NV	123,800	4,351,318
Imtech NV	81,970	7,390,545
		11,741,863
Norway (9.4%)
ABG Sundal Collier ASA	1,340,000	3,390,368
Acta Holding ASA	500,000	2,298,555
Aker Kvaerner ASA	155,000	4,041,340

Aker Yards ASA	530,000	6,182,083
Block Watne Gruppen ASA	358,400	2,569,771
Electromagnetic GeoServices AS *	185,000	3,665,251
Kongsberg Automotive ASA	411,350	3,450,408
Ocean RIG ASA *	730,300	5,173,702
Petroleum Geo-Services ASA *	216,550	5,181,822
ProSafe SE	450,000	7,024,315
Statoil ASA	175,000	5,223,209
TGS Nopec Geophysical Co. ASA *	92,350	1,809,852
		50,010,676
South Korea (1.6%)
Macquarie Korea Infrastructure Fund	1,000,000	8,200,000

Spain (0.3%)
Cintra Concesiones de Infraestructuras de Transporte SA	100,000	1,536,441

Sweden (10.6%)
Hennes & Mauritz AB	85,000	4,938,853
Intrum Justitia AB	497,200	6,844,165
JM AB (1)	364,600	11,201,146
Kungsleden AB	150,000	1,936,805
Lindex AB	322,200	4,267,851
Munters AB	289,500	4,951,821
NCC AB	206,900	5,343,000
Securitas AB	300,000	4,630,523
Skanska AB	350,000	7,622,924
SKF AB	120,000	2,546,788
Teleca AB Red. Shs *	417,800	558,067
Teleca AB *	417,800	1,140,937
		55,982,880
Switzerland (5.1%)
Nestle SA	25,000	9,672,991
Nobel Biocare Holding AG	25,500	7,744,633
SGS SA	4,200	5,102,346
UBS AG - Registered	78,000	4,384,174
		26,904,144
United Kingdom (6.6%)
3i Group PLC - Class B *	453,750	1,170,456
3i Group PLC	85,000	1,861,112
Absolute Capital Management Holdings Ltd.	665,000	7,683,415
BAE Systems PLC	500,000	4,290,734
Henderson Group PLC	1,343,152	4,289,935
Laird Group PLC	382,222	4,199,986
Man Group PLC	260,000	2,999,553
New Star Asset Management Group Ltd.	160,000	1,352,724
Premier Foods PLC	1,100,000	5,702,868
Segro PLC	81,241	892,704
Smiths Group PLC	33,334	708,874
		35,152,361

United States (26.7%)
B&G Foods, Inc.	511,600	6,809,396
The Blackstone Group LP *	104,000	2,497,040
Books-A-Million, Inc. - Class A	40,000	630,800
Carnival Corp.	86,000	3,810,660
The Charles Schwab Corp.	95,000	1,912,350
Chevron Corp.	50,000	4,263,000
Computer Programs & Systems, Inc.	77,100	2,062,425
Diamond Offshore Drilling, Inc.	58,000	5,984,440
Exxon Mobil Corp.	75,000	6,384,750
Fluor Corp.	60,000	6,930,600
Fortress Investment Group LLC - Class A	50,000	948,500
GateHouse Media, Inc.	484,300	8,228,257
General Electric Co.	125,000	4,845,000
The Goldman Sachs Group, Inc.	11,500	2,165,910
Healthcare Services Group, Inc.	194,900	5,402,628

Hess Corp.	60,000	3,672,000
Intel Corp.	130,000	3,070,600
ITC Holdings Corp.	75,000	3,153,750
ITT Corp.	80,000	5,030,400
Lincoln National Corp.	40,000	2,412,800
Ltd. Brands, Inc.	246,050	5,942,108
Macquarie Infrastructure Co. LLC	269,000	10,703,510
Meridian Bioscience, Inc.	75,000	1,674,750
National CineMedia, Inc. *	95,000	2,365,500
Noble Corp.	25,650	2,628,099
Pharmaceutical Product Development, Inc.	167,000	5,594,500
PolyMedica Corp.	100,000	4,039,000
Principal Financial Group, Inc.	80,100	4,516,839
Procter & Gamble Co.	40,000	2,474,400
The Progressive Corp.	80,000	1,678,400
Regal Entertainment Group	225,000	4,812,750
Rowan Cos, Inc.	38,650	1,630,643
Textron, Inc.	34,000	3,838,260
United Technologies Corp.	92,000	6,713,240
Wyeth	60,000	2,911,200
		141,738,505

TOTAL COMMON STOCKS (Identified Cost $462,438,982)		507,566,095

	EXERCISE	EXPIRATION
DESCRIPTION	PRICE	DATE	CONTRACTS	VALUE
PURCHASED OPTIONS (0.1%)
United States (0.1%)
MSCI World Index (1)	$1,590.12	9/7/07	17,464	693,146

TOTAL PURCHASED OPTIONS (Identified Cost $710,907)				693,146

DESCRIPTION	SHARES	VALUE
RIGHTS (0.1%)
Sweden (0.1%)
JM AB Rights *(1)	449,600	229,835

TOTAL RIGHTS (Identified Cost $11,856)		229,835

TOTAL INVESTMENTS (95.9%) (Identified Cost $463,161,745)		508,489,076
TOTAL OTHER ASSETS LESS LIABILITIES (4.1%)		21,742,923
TOTAL NET ASSETS (100.0%)		$530,231,999

*	Non-income Producing Security.
(1)	Fair valued security under procedures established by the Fund’s Board of Trustees.
(2)	GDR - Global Depository Receipt.

TOTAL RETURN SWAP CONTRACTS** AS OF JULY 31, 2007 (UNAUDITED)

Counterparty: Morgan Stanley International PLC

			NOTIONAL	UNREALIZED
	TERMINATION		AMOUNT	GAIN/(LOSS)
SWAP TRANCHES	DATE	SHARES	IN $USD	IN $USD
Fortress Investment Group	6/10/09	292,600	$7,019,958	$(1,469,338)
Ryanair Holdings	5/20/09	600,000	4,329,060	20,940
				$(1,448,396)

**	For each total return swap contract, the Fund receives the total return and dividend income on the underlying security and pays a floating rate based on one-month USD LIBOR plus a spread.

See Notes to Quarterly Portfolio of Investments.

NOTES TO QUARTERLY PORTFOLIO OF INVESTMENTS

July 31, 2007

1. Security Valuation:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (the “NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern time). In computing NAV, portfolio securities of the Fund are valued at their current market values determined on the basis of market quotations. In computing the Fund’s net asset value, portfolio securities that are traded on a securities exchange in the United States, except for option securities, are valued at the last reported sale price as of the time of valuation, or lacking any current reported sale at the time of valuation, at the mean between the most recent bid and asked quotations. Each option security - traded on a securities exchange in the United States is valued at the last current reported sale price as of the time of valuation if the last current reported sale price falls within the consolidated bid/ask quote for the option security. If the last current reported sale price as of the time of valuation does not fall within the consolidated bid/ask quote for the option security, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System, is valued at the NASDAQ Official Closing Price (“NOCP”), as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty, or if the counterparty’s price is not readily available then by using the Black-Scholes method. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at a fair value following procedures and/or guidelines approved by the Board of Trustees, which may include utilizing a systematic fair valuation model provided by an independent pricing system. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to Board of Trustees guidelines, materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is traded. These procedures may utilize valuations furnished by pricing services approved by the Board of Trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s net asset value may differ from quoted or official closing prices.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s net asset value is not calculated. As stated above, if the market prices are not readily available or are not reflective of the fair value of the security, the security will be priced at a fair value following procedures approved by the Board of Trustees. In light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

2. Foreign Securities:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. Foreign securities may carry more risk than U.S. securities, such as political, market and currency risks.

The accounting records of the Fund are maintained in U.S. dollars. Prices of securities denominated in foreign currencies are translated into U.S. dollars at the closing rates of exchange at period end. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

The effect of changes in foreign currency exchange rates on investments is included with the fluctuations arising from changes in market values of securities held and reported with all other foreign currency gains and losses in the Fund’s Statement of Operations.

3. Securities Transactions and Investment Income:

Investment security transactions are accounted for as of trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis, which includes amortization of premium and accretion of discounts. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the highest cost basis for both financial reporting and income tax purposes.

4. Total Return Swap Contracts:

The Fund has entered into a total return swap agreement with the Morgan Stanley International PLC. Because the principal amount is not exchanged, it represents neither an asset nor a liability to either counterparty, and is referred to as notional. The unrealized gain (loss) related to the daily change in the valuation of the notional amount of the swap, as well as the amount due to (owed by) the Fund at termination or settlement, is combined and separately disclosed as an asset (liability). The Fund also records any periodic payments received from (paid to) the counterparty, including at termination, under such contracts as realized gain (loss). Total return swaps are subject to risks (if the counterparty fails to meet its obligations).

5. Income Tax

Net unrealized appreciation/depreciation of investments based on federal tax costs were as follows:

Gross Appreciation (excess of value over tax cost)	70,291,307
Gross Depreciation (excess of tax cost over value)	(25,366,550)
Net unrealized Appreciation/(Depreciation)	44,924,757
Cost of investments for income tax purposes	463,564,319

Item 2 - Controls and Procedures.

(a)           The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)           There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	September 28, 2007

By:	/s/ Sheldon Flamm
Sheldon Flamm
Treasurer (Principal Financial Officer)

Date:	September 28, 2007

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